FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
Schedule of financial assets and liabilities recorded at fair value on a recurring basis

Description	December 31, 2012 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market fund	$34,210,555	—	$34,210,555	—

Total assets	$34,210,555	—	$34,210,555	—

Liabilities:
2013 Notes	$7,883,886	—	$7,883,886	—

Total liabilities	$7,883,886	—	$7,883,886	—

Description	December 31, 2011 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market fund	$55,465,507	—	$55,465,507	—

Total assets	$55,465,507	—	$55,465,507	—

Liabilities:
2013 Notes	17,336,760	—	17,336,760	—

Total liabilities	$17,336,760	—	$17,336,760	—